FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2022
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

29. FINANCIAL INSTRUMENTS

Classification of Financial Instruments

Financial assets and financial liabilities are measured on an ongoing basis at amortized cost. The classification of the financial instruments, as well as their carrying values, are shown in the table below:

	As at	As at
	March 31, 2022	March 31, 2021
	$	$
Financial assets at amortized cost
Cash and cash equivalents	63,720,102	38,469,057
Funds held in trust	—	795,516
Restricted cash	776,551	588,041
Short-term investments	—	72,552,870
Accounts receivable (excluding sales tax receivable)	500,569	44,780
Shareholders’ loan receivable	53,185	50,521
Total financial assets	65,050,407	112,500,785
Financial liabilities at amortized cost
Accounts payable and accrued liabilities	5,846,672	5,348,110
Loan payable	31,163	23,112
Total financial liabilities	5,877,835	5,371,222

Cash and cash equivalents, funds held in trust, restricted cash, short-term investments, accounts receivable, and accounts payable and accrued liabilities are all short-term in nature and, as such, their carrying values approximate fair values.

Credit Risk

The Company, in the normal course of business, is exposed to credit risk from its customers. Credit risk is the risk of an unexpected loss if a counterparty to a financial instrument fails to meet its contractual obligations. The Company is exposed to credit risk on its cash and cash equivalents, funds held in trust, restricted cash, accounts receivable and shareholders’ loan receivable. The Company’s objective with regard to credit risk in its operating activities is to reduce its exposure to losses. As the Company does not utilize credit derivatives or similar instruments, the maximum exposure to credit risk is the full amount of the carrying value of these financial assets.

The Company’s cash and cash equivalents, funds held in trust and restricted cash are held with financial institutions in various bank accounts. These financial institutions are major banks in Canada, the United States, and Jamaica which the Company believes lessens the degree of credit risk.

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company manages its liquidity risk by reviewing on an ongoing basis its capital requirements. The Company typically settles its financial obligations in cash. The ability to settle obligations in cash is dependent on the Company raising financing in a timely manner and by maintaining sufficient cash in excess of anticipated needs. As at March 31, 2022, the Company had $64,496,653 of cash and cash equivalents and restricted cash.

Undiscounted commitments and contractual obligations as of March 31, 2022 and 2021 are as follows:

March 31, 2022

		Less than 1	1 year to	3 years to
	Total	year	3 years	5 years	Over 5 years
	$	$	$	$	$
Accounts payable and accrued liabilities	5,846,672	5,846,672	—	—	—
Loan payable	40,000	—	40,000	—	—
Lease obligations	37,339,063	3,855,603	8,295,120	8,459,641	16,728,699
Total financial liabilities	43,225,735	9,702,275	8,335,120	8,459,641	16,728,699

Total commitments	5,251,405	750,769	1,299,973	1,138,347	2,062,316

Total	48,477,140	10,453,044	9,635,093	9,597,988	18,791,015

March 31, 2021

		Less than 1	1 year to	3 years to
	Total	year	3 years	5 years	Over 5 years
	$	$	$	$	$
Accounts payable and accrued liabilities	5,348,110	5,348,110	—	—	—
Loan payable	30,000	—	30,000	—	—
Lease obligations	9,463,505	1,477,942	2,295,745	1,988,112	3,701,706
Total financial liabilities	14,841,615	6,826,052	2,325,745	1,988,112	3,701,706

Total commitments	10,889,732	1,402,761	2,561,337	2,420,290	4,505,344

Total	25,731,347	8,228,813	4,887,082	4,408,402	8,207,050

Interest Rate Risk

Financial assets and financial liabilities that bear interest at fixed rates are subject to fair value interest rate risk. The Company’s lease obligations are at fixed rates of interest.

Currency Risk

The Company is exposed to currency risk related to the fluctuation of foreign exchange rates and the degree of volatility of those rates. Currency risk is limited to the portion of the Company’s business transactions denominated in currencies other than the Canadian dollar, which are primarily expenses in United States dollars. As at March 31, 2022, the Company held USD dollar denominated cash of $33,838,540 USD and had USD dollar denominated accounts payable and accrued liabilities in the amounts of $1,814,237 USD. Therefore, a 1% change in the foreign exchange rate would have a net impact as at March 31, 2022 of $400,176 in profit or loss.